SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.3%

Communication Services — 9.3%
Alphabet Inc, Cl A	25,798	$8,260
Alphabet Inc, Cl C	14,941	4,783
AT&T Inc	83,125	2,163
Charter Communications Inc, Cl A *	128	26
Comcast Corp, Cl A	23,253	621
Dentsu Group Inc	23,400	532
Electronic Arts Inc	3,208	648
Fox Corp, Cl A	1,439	94
Fox Corp, Cl B	1,443	84
Frontier Communications Parent Inc *	2,253	85
GCI Liberty, Cl C *	183	6
IAC Inc *	443	15
Iridium Communications Inc	2,536	42
ITV PLC	1,615,811	1,764
Liberty Broadband Corp, Cl C *	916	42
Liberty Global PLC, Cl C *	3,675	42
Liberty Media Corp-Liberty Formula One, Cl C *	1,082	104
Liberty Media Corp-Liberty Live, Cl A *	989	76
Liberty Media Corp-Liberty Live, Cl C *	690	55
Madison Square Garden Sports Corp *	191	44
Match Group Inc	514	17
Meta Platforms Inc, Cl A	7,587	4,916
Millicom International Cellular	2,134	113
Netflix Inc *	16,970	1,826
New York Times Co/The, Cl A	2,073	134
News Corp	6,196	159
Nexstar Media Group Inc, Cl A	397	76
Omnicom Group Inc	2,374	170
Pinterest Inc, Cl A *	5,993	157
ROBLOX Corp, Cl A *	693	66
Roku Inc, Cl A *	965	93
Scout24 SE	12,806	1,310
Sirius XM Holdings Inc	3,627	77
Spotify Technology SA *	1,515	907
Take-Two Interactive Software Inc *	1	—
Telefonica Brasil SA	211,200	1,394
Telkom Indonesia Persero	385,600	82
Tencent Holdings Ltd	27,100	2,141
TKO Group Holdings Inc, Cl A	495	96
T-Mobile US Inc	3,282	686
Toei Animation Co Ltd	3,500	65
Trade Desk Inc/The, Cl A *	825	33
Trump Media & Technology Group Corp *	2,318	27
Universal Music Group NV	21,092	542
Verizon Communications Inc	24,299	999
Walt Disney Co/The	15,069	1,574
Warner Bros Discovery Inc *	9,628	231
WPP PLC	352,940	1,421
ZoomInfo Technologies Inc, Cl A *	2,140	21
		38,819
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)

Consumer Discretionary — 9.8%
Abercrombie & Fitch Co, Cl A *	845	$83
ADT Inc	5,625	46
Airbnb Inc, Cl A *	571	67
Amazon.com Inc *	25,315	5,904
Amer Sports Inc *	2,173	81
Aptiv PLC *	636	49
Aramark	2,596	96
Aumovio SE *	1,323	57
AutoNation Inc *	266	56
AutoZone Inc *	44	174
B&M European Value Retail	26,648	60
Bath & Body Works Inc	2,927	51
Best Buy Co Inc	976	77
Birkenstock Holding Plc *	1,491	65
Booking Holdings Inc	279	1,371
BorgWarner Inc	537	23
Bright Horizons Family Solutions Inc *	656	67
Brunswick Corp/DE	1,228	81
Burberry Group PLC *	99,451	1,505
Burlington Stores Inc *	404	102
CarMax Inc *	744	29
Carnival Corp *	4,654	120
Carvana Co, Cl A *	224	84
Cheesecake Factory Inc/The	1,544	74
Chipotle Mexican Grill Inc, Cl A *	4,050	140
Choice Hotels International Inc	641	58
Columbia Sportswear Co	602	32
Continental AG	2,646	197
Coupang Inc, Cl A *	3,716	105
Crocs Inc *	590	50
Darden Restaurants Inc	375	67
Deckers Outdoor Corp *	3,426	302
Dick's Sporting Goods Inc	1,799	372
Dillard's Inc, Cl A	200	134
Dollarama Inc	10,850	1,556
Domino's Pizza Inc	173	73
DoorDash Inc, Cl A *	687	136
Dorman Products Inc *	812	107
DR Horton Inc	286	45
Duolingo Inc, Cl A *	223	43
eBay Inc	5,427	449
Etsy Inc *	427	23
Expedia Group Inc	485	124
Fila Holdings Corp	33,674	980
Five Below Inc *	501	83
Floor & Decor Holdings Inc, Cl A *	974	62
Ford Motor Co	4,403	58
frontdoor Inc *	1,383	75
GameStop Corp, Cl A *	2,780	63
Gap Inc/The	4,895	132
Garmin Ltd	363	71
General Motors Co	14,570	1,071

SEI Catholic Values Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gentex Corp	2,705	$62
Genuine Parts Co	393	51
Grand Canyon Education Inc *	215	34
Group 1 Automotive	177	71
H&R Block Inc	2,629	111
Harley-Davidson Inc	2,089	51
Hasbro Inc	526	43
Hilton Worldwide Holdings Inc	2,280	650
Home Depot Inc/The	6,276	2,240
Hyatt Hotels Corp, Cl A	442	73
Installed Building Products Inc	367	98
InterContinental Hotels Group PLC	4,503	598
JD Sports Fashion PLC	705,977	724
Koito Manufacturing Co Ltd	4,900	71
Lear Corp	8,116	871
Lennar Corp, Cl A	540	71
Levi Strauss, Cl A	3,610	80
Lithia Motors Inc, Cl A	418	133
LKQ Corp	1,209	36
Lowe's Cos Inc	3,887	942
Lucid Group *	1,107	15
Lululemon Athletica Inc *	285	52
LVMH Moet Hennessy Louis Vuitton SE	2,671	1,975
Macy's Inc	595	13
Magna International Inc	17,925	875
Marriott International Inc/MD, Cl A	4,191	1,277
Mattel Inc *	910	19
McDonald's Corp	368	115
Mohawk Industries Inc *	721	84
Murphy USA Inc	644	248
NIKE Inc, Cl B	691	45
Norwegian Cruise Line Holdings Ltd *	2,379	44
NVR Inc *	8	60
Ollie's Bargain Outlet Holdings Inc *	655	81
On Holding, Cl A *	1,470	65
O'Reilly Automotive Inc *	2,115	215
Penske Automotive Group Inc	420	68
Planet Fitness Inc, Cl A *	917	103
Pool Corp	3,236	788
PulteGroup Inc	48	6
PVH Corp	1,066	90
Ralph Lauren Corp, Cl A	847	311
Restaurant Brands International Inc	1,172	85
RH *	170	27
Rivian Automotive Inc, Cl A *	4,493	76
Ross Stores Inc	3,932	693
Royal Caribbean Cruises Ltd	765	204
Samsonite International SA	41,100	102
Service Corp International/US	1,305	104
SharkNinja Inc *	766	75
Shimano Inc	900	95
Sodexo SA	2,663	141
Starbucks Corp	8,790	766
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Steven Madden Ltd	2,716	$113
Swatch Group AG/The	876	177
Tapestry Inc	2,532	277
Tempur Sealy International Inc	2,754	252
Tesla Inc *	6,659	2,864
Texas Roadhouse Inc, Cl A	566	99
Thor Industries Inc	624	66
TJX Cos Inc/The	5,133	780
Toll Brothers Inc	603	84
TopBuild Corp *	268	121
Tractor Supply Co	7,140	391
Travel + Leisure Co	1,185	81
Ulta Beauty Inc *	642	346
Under Armour Inc, Cl A *	4,708	22
Urban Outfitters Inc *	1,035	77
Vail Resorts Inc	213	30
Valvoline Inc *	4,681	147
VF Corp	1,652	29
Viking Holdings *	1,341	90
Wayfair Inc, Cl A *	775	86
Wendy's Co/The	87,069	736
Whirlpool Corp	461	36
Williams-Sonoma Inc	1,110	200
Wingstop Inc	328	87
Wyndham Hotels & Resorts Inc	874	64
Yamaha Corp	97,400	675
YETI Holdings Inc *	1,751	73
Yum! Brands Inc	560	86
		40,946
Consumer Staples — 5.4%
Ambev SA	105,900	275
Archer-Daniels-Midland Co	4,487	273
Brown-Forman Corp, Cl B	1,103	32
Bunge Global SA	963	92
Campbell Soup Co	5,858	179
Casey's General Stores Inc	4,962	2,831
Clorox Co/The	495	53
Coca-Cola Co/The	9,869	722
Colgate-Palmolive Co	7,124	573
Conagra Brands Inc	40,224	718
Constellation Brands Inc, Cl A	371	51
Costco Wholesale Corp	1,481	1,353
Coty Inc, Cl A *	5,378	18
Danone SA	18,057	1,614
Darling Ingredients Inc *	1,535	56
Diageo ADR	6,503	596
Diageo PLC	57,339	1,319
Dollar General Corp	9,157	1,003
Dollar Tree Inc *	565	63
elf Beauty Inc *	322	25
Estee Lauder Cos Inc/The, Cl A	422	40
Flowers Foods Inc	2,694	29
General Mills Inc	7,218	342

2	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hershey Co/The	1,957	$368
Hormel Foods Corp	2,233	52
Ingredion Inc	6,376	686
J M Smucker Co/The	3,662	381
Kellanova	3,231	270
Kenvue	3,119	54
Keurig Dr Pepper Inc	1,806	50
Kimberly-Clark Corp	2,896	316
Kraft Heinz Co/The	1,549	39
Kroger Co/The	13,931	937
Lamb Weston Holdings Inc	1,288	76
Lancaster Colony Corp	634	106
LG H&H Co Ltd	3,415	643
McCormick & Co Inc/MD	1,882	127
MGP Ingredients Inc	213	5
Mondelez International Inc, Cl A	12,061	694
PepsiCo Inc	7,683	1,143
Performance Food Group Co *	132	13
Pernod Ricard SA	10,818	975
PriceSmart	800	98
Sysco Corp	10,064	767
Target Corp	1,620	147
TreeHouse Foods Inc *	2,188	52
Tyson Foods Inc, Cl A	1,435	83
Unilever PLC *	31,625	1,911
US Foods Holding Corp *	1,216	96
Walmart Inc	786	87
		22,433
Energy — 3.1%
Antero Midstream Corp	5,338	96
Antero Resources Corp *	3,254	119
APA	4,165	104
Baker Hughes Co, Cl A	18,464	927
BP PLC ADR	29,443	1,063
BP PLC	62,631	376
Cactus Inc, Cl A	1,347	58
Canadian Natural Resources Ltd	30,641	1,035
Cheniere Energy Inc	3,034	632
Chesapeake Energy Corp	709	86
Chevron Corp	7,940	1,200
Chord Energy Corp	419	39
Civitas Resources Inc	2,350	69
ConocoPhillips	8,966	795
Coterra Energy Inc	2,108	57
Devon Energy Corp	6,524	242
DHT Holdings	5,938	77
Diamondback Energy Inc	6,284	959
EOG Resources Inc	6,401	690
EQT Corp	6,571	400
Expro Group Holdings *	6,950	97
Exxon Mobil Corp	4,174	484
Halliburton Co	4,010	105
HF Sinclair Corp	1,178	62
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kinder Morgan Inc	19,664	$537
Marathon Petroleum Corp	2,427	470
NOV	5,911	91
Occidental Petroleum Corp	1,070	45
ONEOK Inc	2,578	188
Ovintiv Inc	1,218	50
Phillips 66	680	93
Range Resources Corp	2,464	97
Schlumberger NV	6,958	252
Shell PLC ADR	6,492	479
TechnipFMC PLC	2,005	91
Teekay Tankers, Cl A	1,258	73
Texas Pacific Land Corp	213	184
Valero Energy Corp	1,795	317
Viper Energy, Cl A	1,658	61
Weatherford International PLC	569	43
Williams Cos Inc/The	4,821	294
		13,137
Financials — 15.8%
Affiliated Managers Group Inc	631	170
Aflac Inc	1,184	131
AGNC Investment Corp ‡	2,829	30
AIA Group Ltd	293,400	3,056
AIB Group PLC	161,704	1,664
Allstate Corp/The	648	138
Ally Financial Inc	2,235	92
American Express Co	2,128	777
American International Group Inc	1,000	76
Ameriprise Financial Inc	2,899	1,321
Annaly Capital Management Inc ‡	43,682	996
Aon PLC, Cl A	3,145	1,113
Apollo Global Management Inc	658	87
Arch Capital Group Ltd *	2,300	216
Ares Management Corp, Cl A	1,251	196
Arthur J Gallagher & Co	272	67
Assurant Inc	485	111
Assured Guaranty Ltd	831	75
Axis Capital Holdings Ltd	1,754	179
Banco do Brasil SA	205,800	868
Bank of America Corp	46,941	2,518
Bank of New York Mellon Corp/The	6,146	689
Bank OZK	9,680	445
Berkshire Hathaway Inc, Cl B *	4,179	2,147
BlackRock Funding Inc/DE	75	79
Blackstone Inc	1,004	147
Block Inc, Cl A *	934	62
Blue Owl Capital Inc, Cl A	3,912	59
BOK Financial Corp	794	89
Brighthouse Financial Inc *	1,395	91
Brookfield Asset Management, Cl A	1,395	74
Brown & Brown Inc	3,440	277
Capital One Financial Corp	4,718	1,034
Carlyle Group Inc/The	1,855	101

SEI Catholic Values Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles Schwab Corp/The	8,887	$824
Chimera Investment Corp ‡	2,606	33
Chubb Ltd	1,561	462
Cincinnati Financial Corp	726	122
Citigroup Inc	43,797	4,537
Citizens Financial Group Inc	14,083	762
City Holding Co	679	82
CME Group Inc, Cl A	2,621	738
CNA Financial Corp	184	9
Cohen & Steers Inc	792	50
Columbia Banking System Inc	2,761	77
Comerica Inc	724	58
Commerce Bancshares Inc/MO	1,380	74
Credit Acceptance Corp *	209	97
Cullen/Frost Bankers Inc	599	74
East West Bancorp Inc	763	81
Equitable Holdings Inc	4,036	188
Euronet Worldwide Inc *	554	41
Evercore Inc, Cl A	786	252
Everest Group Ltd	248	78
FactSet Research Systems Inc	1,748	485
Fidelity National Financial Inc	1,791	106
Fidelity National Information Services Inc	613	40
Fifth Third Bancorp	1,877	82
First American Financial Corp	1,122	74
First Citizens BancShares Inc/NC, Cl A	16	30
First Hawaiian Inc	1,924	48
First Horizon Corp	10,810	242
First Interstate BancSystem Inc, Cl A	2,479	81
Fiserv Inc *	689	42
FNB Corp/PA	6,290	105
Franklin Resources Inc	1,707	39
Gjensidige Forsikring ASA	4,629	130
Global Payments Inc	11,896	901
Globe Life Inc	573	77
Goldman Sachs Group Inc/The	659	544
Hamilton Lane Inc, Cl A	445	55
Hanover Insurance Group Inc/The	1,089	202
Hartford Financial Services Group Inc/The	4,339	595
HDFC Bank Ltd ADR	13,408	494
Home BancShares Inc/AR	2,656	75
Hong Kong Exchanges & Clearing Ltd	16,300	867
Houlihan Lokey Inc, Cl A	392	69
Huntington Bancshares Inc/OH	11,006	179
Independent Bank Corp	1,149	83
Intercontinental Exchange Inc	468	74
Invesco Ltd	3,179	78
Jack Henry & Associates Inc	408	71
Jackson Financial, Cl A	842	83
Janus Henderson Group PLC	2,562	112
Jefferies Financial Group Inc	2,802	161
JPMorgan Chase & Co	14,941	4,678
KeyCorp	3,317	61
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kinsale Capital Group Inc	1,162	$447
KKR & Co Inc, Cl A	2,511	307
Lincoln National Corp	1,943	80
London Stock Exchange Group PLC	4,852	572
LPL Financial Holdings Inc	709	252
M&T Bank Corp	1,365	260
MarketAxess Holdings Inc	311	51
Marsh & McLennan Cos Inc	4,033	740
Mastercard Inc, Cl A	2,111	1,162
MetLife Inc	4,026	308
MGIC Investment Corp	7,078	201
Moody's Corp	1,812	889
Morgan Stanley	21,332	3,619
Morningstar Inc	253	54
MSCI Inc, Cl A	2,114	1,192
Nasdaq Inc	1,761	160
National Bank Holdings Corp, Cl A	2,089	78
NMI Holdings Inc, Cl A *	2,141	82
Northern Trust Corp	2,012	264
NU Holdings Ltd/Cayman Islands, Cl A *	8,157	142
Old National Bancorp/IN	5,074	110
Old Republic International Corp	2,551	118
Omega Healthcare Investors ‡	1,910	88
OneMain Holdings Inc, Cl A	1,860	115
Partners Group Holding AG	1,085	1,288
PayPal Holdings Inc	1,175	74
Pinnacle Financial Partners Inc	937	86
PNC Financial Services Group Inc/The	2,121	405
Popular Inc	6,949	797
Primerica Inc	683	176
Principal Financial Group Inc	1,152	98
Progressive Corp/The	3,512	804
Prosperity Bancshares Inc	1,900	131
Prudential Financial Inc	1,184	128
Raymond James Financial Inc	477	75
Regions Financial Corp	5,506	140
Reinsurance Group of America Inc	1	—
RenaissanceRe Holdings Ltd	345	90
Rithm Capital Corp ‡	6,833	79
Robinhood Markets Inc, Cl A *	3,099	398
Rocket Cos Inc, Cl A	3,810	76
S&P Global Inc	1,983	989
SLM Corp	12,309	361
SoFi Technologies Inc *	7,540	224
Starwood Property Trust Inc ‡	4,020	74
State Street Corp	8,055	959
Stifel Financial Corp	701	86
Synchrony Financial	2,944	228
Synovus Financial Corp	5,299	255
T Rowe Price Group Inc	674	69
TPG Inc, Cl A	2,239	132
Tradeweb Markets Inc, Cl A	874	95
Travelers Cos Inc/The	433	127

4	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Truist Financial Corp	2,659	$124
Univest Financial Corp	3,376	107
Unum Group	3,649	277
US Bancorp	1,600	78
UWM Holdings Corp	11,185	65
Virtu Financial Inc, Cl A	2,166	77
Visa Inc, Cl A	12,625	4,222
Voya Financial Inc	930	65
W R Berkley Corp	2,109	164
Webster Financial Corp	5,867	350
Wells Fargo & Co	7,203	618
Westamerica BanCorp	1,484	71
Western Alliance Bancorp	2,780	227
Western Union Co/The	12,682	111
WEX Inc *	324	48
White Mountains Insurance Group Ltd	78	158
Willis Towers Watson PLC	1,893	608
Wintrust Financial Corp	705	94
XP Inc, Cl A	17,472	344
Zions Bancorp NA	1,209	64
		66,384
Health Care — 8.4%
Acadia Healthcare Co Inc *	4,280	74
Align Technology Inc *	210	31
Apellis Pharmaceuticals Inc *	1,267	27
Argenx *	1,074	979
Avantor Inc *	2,706	32
Baxter International Inc	11,232	210
Boston Scientific Corp *	9,476	963
Cardinal Health Inc	3,870	821
Cencora Inc, Cl A	4,707	1,737
Centene Corp *	1,245	49
Certara Inc *	1,816	17
Chemed Corp	108	47
Cigna Group	269	75
Coloplast A/S, Cl B	9,615	868
CVS Health Corp	26,983	2,168
DENTSPLY SIRONA Inc	54,192	615
Dexcom Inc *	5,879	373
Doximity Inc, Cl A *	19	1
Edwards Lifesciences Corp *	8,452	733
Elanco Animal Health Inc *	39,539	920
Elevance Health Inc	1,721	582
Encompass Health Corp	7,346	854
Ensign Group Inc/The	480	89
Envista Holdings Corp *	21,480	449
EssilorLuxottica SA	4,021	1,442
Exact Sciences Corp *	2,022	205
Exelixis Inc *	13,403	592
Globus Medical Inc, Cl A *	1,245	113
Halozyme Therapeutics *	1,463	104
Henry Schein Inc *	931	69
Hologic Inc *	1,306	98
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hoya Corp	11,200	$1,684
Humana Inc	514	126
ICON PLC *	384	71
IDEXX Laboratories Inc *	1,359	1,023
Incyte Corp *	7,222	754
Insulet Corp *	385	126
Integra LifeSciences Holdings Corp *	64,998	853
Intuitive Surgical Inc *	1,937	1,111
Ionis Pharmaceuticals Inc *	1,566	130
IQVIA Holdings Inc *	267	61
Jazz Pharmaceuticals PLC *	4,950	874
Labcorp Holdings Inc	288	77
LeMaitre Vascular Inc	1,045	87
M3 Inc	11,900	197
Masimo Corp *	645	92
Medpace Holdings Inc *	143	85
Medtronic PLC	15,049	1,585
Mettler-Toledo International Inc *	631	932
Molina Healthcare Inc *	1	—
Natera Inc *	466	111
Neurocrine Biosciences Inc *	4,676	712
Option Care Health Inc *	2,507	78
Penumbra Inc *	330	97
Prestige Consumer Healthcare Inc *	14,563	867
Quest Diagnostics Inc	2,735	517
QuidelOrtho Corp *	738	20
Repligen Corp *	2,688	460
ResMed Inc	2,818	721
Royalty Pharma PLC, Cl A	3,976	159
Sotera Health Co *	5,022	88
STERIS PLC	6,431	1,712
Stryker Corp	2,405	893
Teleflex Inc	1,029	118
US Physical Therapy Inc	80	6
Veeva Systems Inc, Cl A *	1,171	281
Viking Therapeutics Inc *	1,379	51
Waters Corp *	2,325	938
West Pharmaceutical Services Inc	236	65
Zimmer Biomet Holdings Inc	5,327	520
Zoetis Inc, Cl A	12,964	1,662
		35,281
Industrials — 12.6%
A O Smith Corp	943	62
AAON Inc	809	76
Acuity Brands Inc	561	206
AECOM	1,218	126
AerCap Holdings NV	13,116	1,758
AGCO Corp	675	72
Air Lease Corp, Cl A	6,874	439
Alaska Air Group Inc *	2,479	106
Allegion plc	536	89
Allison Transmission Holdings Inc	652	58
American Airlines Group Inc *	4,404	62

SEI Catholic Values Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AMETEK Inc	392	$78
AP Moller - Maersk A/S, Cl B	917	1,835
Applied Industrial Technologies	331	86
Armstrong World Industries Inc	1,080	205
Assa Abloy AB, Cl B	45,170	1,720
Automatic Data Processing Inc	7,280	1,859
Avis Budget Group Inc *	323	44
Booz Allen Hamilton Holding Corp, Cl A	7,122	594
Broadridge Financial Solutions Inc	381	87
CACI International Inc, Cl A *	373	230
Carlisle Cos Inc	402	128
Carrier Global Corp	2,640	145
Caterpillar Inc	256	147
CH Robinson Worldwide Inc	994	158
Cintas Corp	7,452	1,386
Clarivate PLC *	9,578	36
Clean Harbors Inc *	334	76
CNH Industrial NV	58,813	555
Comfort Systems USA Inc	222	217
Computershare Ltd	12,046	283
Concentrix Corp	404	15
Copart Inc *	3,236	126
Core & Main Inc, Cl A *	1,847	89
CSX Corp	4,524	160
Cummins Inc	1,667	830
Dayforce Inc *	1,194	82
Deere & Co	1,975	917
Delta Air Lines Inc	3,093	198
Diploma PLC	8,463	614
Donaldson Co Inc	397	36
Doosan Bobcat Inc	5,222	197
Dover Corp	1,366	253
Eaton Corp PLC	2,813	973
EMCOR Group Inc	908	558
Emerson Electric Co	1,607	214
Enerpac Tool Group Corp, Cl A	21,326	808
Enpro Inc	439	98
Enviri Corp *	59,545	1,092
Everus Construction Group *	541	50
ExlService Holdings Inc *	5,410	215
Expeditors International of Washington Inc	896	132
Experian PLC	34,322	1,510
Fastenal Co	2,256	91
FedEx Corp	2,248	620
Ferguson Enterprises Inc	409	103
Flowserve Corp	1,306	93
Fortive Corp	627	34
Fortune Brands Innovations Inc	945	49
FTI Consulting Inc *	918	150
Gates Industrial Corp PLC *	5,238	119
GE Vernova	152	91
Generac Holdings Inc *	427	65
Genpact Ltd	15,156	668
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
GFL Environmental Inc	1,503	$68
Graco Inc	401	33
GXO Logistics Inc *	1,412	72
Hayward Holdings Inc *	5,405	89
HEICO Corp	12	4
HEICO Corp, Cl A	262	65
Hexcel Corp	889	68
Howmet Aerospace Inc	2,891	591
Hubbell Inc, Cl B	100	43
Huron Consulting Group Inc *	270	44
IDEX Corp	425	74
Illinois Tool Works Inc	3,263	813
IMCD NV	459	41
Ingersoll Rand Inc	1,197	96
ITT Inc	1,117	206
Jacobs Solutions	563	76
JB Hunt Transport Services Inc	477	83
Johnson Controls International plc	9,066	1,054
KBR	1,312	54
Kirby Corp *	2,029	230
Knight-Swift Transportation Holdings Inc, Cl A	1,117	51
Korn Ferry	1,643	108
Landstar System Inc	336	44
Lennox International Inc	194	97
LG Corp	1,480	80
Lincoln Electric Holdings Inc	809	194
Lyft Inc, Cl A *	1,618	34
ManpowerGroup Inc	2,236	64
Masco Corp	1,109	72
MasTec Inc *	492	105
Middleby Corp/The *	535	63
MSA Safety Inc	401	65
MSC Industrial Direct Co Inc, Cl A	5,596	498
Mueller Industries	970	107
Nordson Corp	843	200
Norfolk Southern Corp	420	123
nVent Electric PLC	2,436	261
Old Dominion Freight Line Inc	3,432	464
Oshkosh Corp	1,137	146
Otis Worldwide Corp	7,693	684
Owens Corning	445	50
PACCAR Inc	689	73
Parker-Hannifin Corp	128	110
Paychex Inc	550	61
Paycom Software Inc	217	35
Paylocity Holding Corp *	467	69
Pentair PLC	793	83
Quanta Services Inc	191	89
Ralliant	209	10
Rational	194	145
RB Global Inc	1,099	108
Recruit Holdings Co Ltd	30,600	1,567

6	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Regal Rexnord Corp	1,779	$260
RELX PLC	41,847	1,682
Republic Services Inc, Cl A	700	152
Robert Half Inc	3,426	93
Rockwell Automation Inc	1,053	417
Rollins Inc	2,023	124
Ryder System Inc	2,375	411
Saia Inc *	191	54
Schneider National Inc, Cl B	2,470	56
Science Applications International Corp	487	42
Sensata Technologies Holding PLC	19,657	630
Signify NV	61,205	1,450
Simpson Manufacturing Co Inc	408	68
SiteOne Landscape Supply Inc *	487	65
SMS Co Ltd	7,300	64
Snap-on Inc	234	80
Societe BIC SA	942	54
Southwest Airlines Co	1,122	39
SS&C Technologies Holdings Inc	1,126	97
Standex International Corp	1,819	446
Stanley Black & Decker Inc	3,000	215
Swire Pacific Ltd, Cl A	9,000	77
Teleperformance	19,764	1,361
Tetra Tech Inc	6,340	220
Timken Co/The	1,209	98
Toro Co/The	721	50
Toromont Industries Ltd	8,595	1,007
Trane Technologies PLC	2,366	997
TransDigm Group Inc	58	79
TransUnion	974	83
Trex Co Inc *	956	33
Uber Technologies Inc *	4,045	354
UniFirst Corp/MA	449	77
Union Pacific Corp	3,457	801
United Airlines Holdings Inc *	1,164	119
United Parcel Service Inc, Cl B	5,859	561
United Rentals Inc	308	251
Valmont Industries Inc	935	386
VAT Group AG	141	62
Veralto	714	72
Verisk Analytics Inc, Cl A	474	107
Vertiv Holdings Co, Cl A	4,580	823
Waste Connections Inc	5,930	1,047
Waste Management Inc	3,691	804
Watsco Inc	331	115
WESCO International Inc	964	258
Westinghouse Air Brake Technologies Corp	2,694	562
WillScot Holdings Corp	1,711	34
Wolters Kluwer NV	5,498	583
Woodward Inc	405	122
WW Grainger Inc	742	704
Xylem Inc/NY	5,273	742
		52,925
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Information Technology — 25.7%
Accenture PLC, Cl A	7,510	$1,878
Adobe Inc *	3,177	1,017
Advanced Micro Devices Inc *	8,345	1,815
Akamai Technologies Inc *	738	66
Allegro MicroSystems Inc *	1,597	43
Amdocs Ltd	872	67
Amphenol Corp, Cl A	14,495	2,042
Analog Devices Inc	858	228
Appfolio Inc, Cl A *	282	64
Apple Inc	43,902	12,242
Applied Materials Inc	4,411	1,113
AppLovin Corp, Cl A *	138	83
Arista Networks Inc *	8,717	1,139
Arrow Electronics Inc *	1,030	111
ASML Holding NV	2,009	2,125
Astera Labs *	491	77
Atlassian Corp, Cl A *	1	—
Autodesk Inc *	334	101
Avnet Inc	2,918	139
Belden Inc	657	75
Bentley Systems Inc, Cl B	2,299	96
BILL Holdings Inc *	845	42
Broadcom Inc	20,336	8,195
Brother Industries Ltd	83,600	1,675
Cadence Design Systems Inc *	832	259
CCC Intelligent Solutions Holdings Inc *	6,338	47
CDW Corp/DE	4,127	595
Check Point Software Technologies Ltd *	8,991	1,679
Ciena Corp *	1,878	384
Cirrus Logic Inc *	1,236	149
Cisco Systems Inc	17,813	1,371
Cloudflare Inc, Cl A *	406	81
Cognex Corp	6,582	251
Cognizant Technology Solutions Corp, Cl A	869	68
Coherent Corp *	779	128
Cohu Inc *	49,160	1,196
Confluent Inc, Cl A *	550	12
Crane NXT Co	1,165	66
Crowdstrike Holdings Inc, Cl A *	213	108
Datadog Inc, Cl A *	1,075	172
Dell Technologies Inc, Cl C	503	67
DocuSign Inc, Cl A *	497	34
Dolby Laboratories Inc, Cl A	11,870	801
DoubleVerify Holdings Inc *	3,676	39
Dropbox Inc, Cl A *	2,225	66
DXC Technology Co *	67,822	895
Dynatrace Inc *	1,411	63
Elastic NV *	642	45
Enphase Energy Inc *	1,799	52
Entegris Inc	553	43
EPAM Systems Inc *	302	56
F5 Inc *	506	121

SEI Catholic Values Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Fair Isaac Corp *	42	$76
First Solar Inc *	334	91
Flex *	1,535	91
Fortinet Inc *	1,010	82
Gartner Inc *	205	48
Gen Digital Inc	2,665	70
Gitlab Inc, Cl A *	1,223	50
GLOBALFOUNDRIES Inc *	1,155	41
Globant SA *	146	9
GoDaddy Inc, Cl A *	4,243	543
Guidewire Software Inc *	649	140
Halma PLC	35,290	1,667
Harmonic Inc *	120,052	1,148
Hewlett Packard Enterprise Co	35,066	767
Hexagon AB, Cl B	14,037	165
HP Inc	22,192	542
HubSpot Inc *	83	31
Ingram Micro Holding Corp	3,776	81
Intel Corp *	4,726	192
International Business Machines Corp	875	270
Intuit Inc	3,988	2,529
IPG Photonics Corp *	692	55
Jabil Inc	593	125
JFrog *	3,100	189
Keyence Corp	400	136
Keysight Technologies Inc *	2,282	452
KLA Corp	170	200
Kulicke & Soffa Industries Inc	1,690	76
Kyndryl Holdings Inc *	7,926	205
Lam Research Corp	8,380	1,307
Lattice Semiconductor Corp *	1,274	89
Littelfuse Inc	331	85
Lotes Co Ltd	12,000	503
Lumentum Holdings Inc *	5,328	1,732
Manhattan Associates Inc *	64	11
Marvell Technology Inc	8,769	784
Micron Technology Inc	5,521	1,306
Microsoft Corp	26,316	12,948
MongoDB Inc, Cl A *	261	87
Monolithic Power Systems Inc	1,115	1,035
Motorola Solutions Inc	3,609	1,334
nCino Inc *	762	19
NetApp Inc	1,531	171
Nokia Oyj	257,798	1,570
Nutanix Inc, Cl A *	1,091	52
NVIDIA Corp	69,838	12,361
Okta Inc, Cl A *	276	22
ON Semiconductor Corp *	1,691	85
Onto Innovation Inc *	318	46
Oracle Corp	3,681	743
Palantir Technologies Inc, Cl A *	748	126
Palo Alto Networks Inc *	2	—
Pegasystems Inc	1,588	87
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Power Integrations Inc	800	$27
Procore Technologies Inc *	905	67
PTC Inc *	1	—
Pure Storage Inc, Cl A *	1,198	107
Qnity Electronics Inc	4,726	383
Qorvo *	980	84
QUALCOMM Inc	5,344	898
RingCentral Inc, Cl A *	199	6
Rogers Corp *	596	50
Roper Technologies Inc	137	61
Salesforce Inc	9,951	2,294
Samsung Electronics Co Ltd	30,180	2,073
SANDISK CORP *	301	67
SAP SE	7,854	1,896
Seagate Technology Holdings	526	146
SentinelOne Inc, Cl A *	3,347	54
ServiceNow Inc *	277	225
Silicon Laboratories Inc *	508	65
Skyworks Solutions Inc	606	40
Snowflake Inc, Cl A *	867	218
Super Micro Computer Inc *	780	26
Synopsys Inc *	156	65
Taiwan Semiconductor Manufacturing Co Ltd ADR	14,515	4,231
TD SYNNEX Corp	404	62
TE Connectivity	436	99
Teledyne Technologies Inc *	157	78
Tenable Holdings *	2,737	73
Teradata Corp *	1,199	34
Teradyne Inc	560	102
Texas Instruments Inc	407	68
TOTVS SA	200,200	1,615
Trimble Inc *	1,500	122
Twilio Inc, Cl A *	463	60
Tyler Technologies Inc *	122	57
Ubiquiti Inc	183	107
UiPath Inc, Cl A *	4,862	67
Unity Software Inc *	585	25
Universal Display Corp	2,531	301
VeriSign Inc	2,820	711
Viavi Solutions Inc *	6,176	111
Vontier Corp	7,338	266
Western Digital Corp	2,446	400
Workday Inc, Cl A *	1,592	343
Zebra Technologies Corp, Cl A *	677	171
Zoom Video Communications Inc, Cl A *	186	16
Zscaler Inc *	487	122
		107,948
Materials — 3.2%
Air Products and Chemicals Inc	2,804	732
Albemarle Corp	467	61
Alcoa Corp	4,724	197
Amcor PLC	16,363	139

8	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Anglo American	14,923	$564
AptarGroup Inc	1,090	136
Ashland	1,507	80
Avery Dennison Corp	548	94
Axalta Coating Systems Ltd *	19,933	601
Ball Corp	927	46
Cabot Corp	1,164	73
Celanese Corp, Cl A	3,090	129
CF Industries Holdings Inc	921	72
Cleveland-Cliffs Inc *	4,585	60
Corteva Inc	1,306	88
Covestro AG *	14,389	1,034
CRH PLC	939	113
Crown Holdings Inc	5,279	511
Dow Inc	975	23
DuPont de Nemours Inc	9,451	376
Eastman Chemical Co	1,202	75
Ecolab Inc	466	128
Element Solutions Inc	5,641	146
FMC Corp	11,270	161
Freeport-McMoRan Inc	5,276	227
Graphic Packaging Holding Co	4,953	80
Huntsman Corp	4,477	47
Ingevity Corp *	1,326	69
Innospec Inc	1,185	89
International Flavors & Fragrances Inc	737	51
International Paper Co	1,238	49
James Hardie Industries ADR *	2,489	49
Linde PLC	2,441	1,002
Louisiana-Pacific Corp	1,691	139
LyondellBasell Industries NV, Cl A	607	30
Martin Marietta Materials Inc	1,485	925
Mosaic Co/The	2,498	61
NewMarket Corp	145	111
Newmont Corp	11,024	1,000
Nucor Corp	870	139
O-I Glass Inc, Cl I *	8,446	114
Packaging Corp of America	472	96
PPG Industries Inc	510	51
Quaker Chemical Corp	241	33
Reliance Inc	4,921	1,374
Rio Tinto Ltd	5,521	479
Royal Gold Inc	466	95
Scotts Miracle-Gro Co/The	796	45
Sealed Air Corp	1,831	79
Sherwin-Williams Co/The	1,669	574
Smurfit WestRock PLC	1,448	52
Sonoco Products Co	903	38
Steel Dynamics Inc	1,777	298
Syensqo SA	2,051	167
Vulcan Materials Co	363	108
		13,310
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Real Estate — 1.9%
Agree Realty ‡	1,136	$85
Alexandria Real Estate Equities Inc ‡	322	17
American Homes 4 Rent, Cl A ‡	2,436	78
American Tower Corp ‡	956	173
Americold Realty Trust Inc ‡	1,965	21
AvalonBay Communities Inc ‡	909	165
Brixmor Property Group Inc ‡	4,961	130
BXP Inc ‡	2,949	213
CareTrust REIT ‡	2,326	87
CBRE Group Inc, Cl A *	5,245	849
COPT Defense Properties ‡	3,768	116
CoStar Group Inc *	712	49
Cousins Properties Inc ‡	2,645	68
Crown Castle Inc ‡	4,114	376
CTO Realty Growth ‡	7,000	127
CubeSmart ‡	1,472	55
Digital Realty Trust Inc ‡	437	70
EastGroup Properties Inc ‡	635	115
Equinix Inc ‡	1,475	1,111
Equity LifeStyle Properties Inc ‡	1,548	97
Equity Residential ‡	780	48
Essex Property Trust Inc ‡	187	49
Extra Space Storage Inc ‡	460	61
Federal Realty Investment Trust ‡	402	40
First Industrial Realty Trust Inc ‡	1,196	68
FirstService Corp	517	81
Healthpeak Properties Inc ‡	3,935	72
Highwoods Properties Inc ‡	2,287	64
Host Hotels & Resorts Inc ‡	9,310	164
Howard Hughes Holdings Inc *	411	37
Iron Mountain Inc ‡	713	62
Jones Lang LaSalle Inc *	410	134
Kilroy Realty Corp ‡	811	35
Kimco Realty Corp ‡	2,506	52
Lamar Advertising Co, Cl A ‡	862	114
Mid-America Apartment Communities Inc ‡	482	66
Millrose Properties	270	8
Newmark Group Inc, Cl A	4,999	87
NNN REIT Inc ‡	993	41
Park Hotels & Resorts Inc ‡	5,035	54
Prologis Inc ‡	6,809	875
Public Storage ‡	298	82
Rayonier Inc ‡	2,912	65
Realty Income Corp ‡	1,634	94
Regency Centers Corp ‡	826	59
Rexford Industrial Realty Inc ‡	1,192	50
SBA Communications Corp, Cl A ‡	1,053	205
Simon Property Group Inc ‡	566	105
STAG Industrial Inc ‡	1,910	75
UDR Inc ‡	2,288	83
Ventas Inc ‡	1,890	152
Vornado Realty Trust ‡	765	28

SEI Catholic Values Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Welltower Inc ‡	1,757	$366
Weyerhaeuser Co ‡	2,954	66
WP Carey ‡	1,197	81
Zillow Group Inc, Cl C *	1,230	91
		7,816
Utilities — 2.1%
AES Corp/The	4,013	56
Alliant Energy Corp	1,828	127
Ameren Corp	786	84
American Electric Power Co Inc	1,847	229
American Water Works Co Inc	2,358	307
Atmos Energy Corp	534	94
Brookfield Infrastructure, Cl A	1,361	62
Brookfield Renewable, Cl A	3,044	126
CenterPoint Energy Inc	2,040	82
Clearway Energy Inc, Cl C	2,159	79
CMS Energy Corp	5,948	449
Consolidated Edison Inc	3,038	305
Constellation Energy Corp	369	135
Dominion Energy Inc	1,583	99
DTE Energy Co	533	73
Duke Energy Corp	2,448	303
Edison International	7,451	439
Entergy Corp	1,190	116
Essential Utilities Inc	1,211	48
Evergy Inc	833	65
Eversource Energy	5,900	396
Exelon Corp	15,856	747
FirstEnergy Corp	11,167	533
IDACORP Inc, Cl Rights	994	131
MDU Resources Group Inc	2,166	46
National Fuel Gas Co	1,319	109
NextEra Energy Inc	12,995	1,121
NiSource Inc	1,440	64
NRG Energy Inc	2,449	415
OGE Energy Corp	2,708	124
Pinnacle West Capital Corp	566	51
PPL Corp	21,652	799
Public Service Enterprise Group Inc	1,010	84
Sempra	4,065	385
Spire Inc	978	87
UGI Corp	1,904	75
Vistra Corp	1,148	205
WEC Energy Group Inc	737	83
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	3,243	$266
		8,999
Total Common Stock
(Cost $255,513) ($ Thousands)		407,998

PREFERRED STOCK — 0.5%

Consumer Discretionary — 0.1%
Volkswagen AG (A)	6,538	748

Consumer Staples — 0.4%
Henkel AG & Co KGaA (A)	20,539	1,657

Total Preferred Stock
(Cost $2,255) ($ Thousands)		2,405

EXCHANGE-TRADED FUND — 0.0%

Domestic Equity — 0.0%
iShares Russell 2000 Value ETF	478	87

Total Exchange-Traded Fund
(Cost $78) ($ Thousands)		87

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Abiomed Inc *‡‡	297	–
GCI Liberty, Expires 12/17/2025 *	70	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	4,827,894	4,828
Total Cash Equivalent
(Cost $4,828) ($ Thousands)		4,828
Total Investments in Securities — 99.0%
(Cost $262,674) ($ Thousands)		$415,318

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	15	Dec-2025	$5,027	$5,145	$118

10	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Equity Fund (Concluded)

Percentages are based on Net Assets of $419,311 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	No interest rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

Ltd. — Limited

NASDAQ – National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P— Standard & Poor's

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 2/28/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$6,745	$34,660	$(36,577)	$—	$—	$4,828	$196	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Catholic Values Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 38.0%
Agency Mortgage-Backed Obligations — 29.1%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	$186	$195
5.500%, 04/01/2030 to 02/01/2054	1,595	1,640
5.000%, 06/01/2041 to 05/01/2053	909	917
4.500%, 06/01/2038 to 01/01/2054	2,682	2,645
4.000%, 07/01/2037 to 02/01/2053	2,422	2,336
3.500%, 04/01/2034 to 11/01/2052	1,429	1,346
3.000%, 06/01/2034 to 06/01/2052	2,677	2,470
2.500%, 01/01/2050 to 05/01/2052	4,360	3,775
2.000%, 07/01/2041 to 04/01/2052	2,704	2,242
FHLMC ARM
6.397%, RFUCCT1Y + 1.624%, 10/01/2046(A)	129	133
6.384%, RFUCCT1Y + 1.595%, 06/01/2047(A)	58	60
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	44	40
FHLMC CMO, Ser 2020-5038, Cl PJ
0.750%, 10/25/2050	263	194
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	200	189
FHLMC CMO, Ser 2022-5230, Cl PE
2.000%, 12/25/2051	100	83
FHLMC CMO, Ser 2024-5473, Cl BF
5.372%, SOFR30A + 1.300%, 11/25/2054(A)	256	256
FHLMC Multifamily Structured Pass Through Certificates, Ser K544, Cl A2
4.266%, 07/25/2030(A)	585	592
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2021-K124, Cl X1, IO
0.805%, 12/25/2030(A)	2,971	90
FNMA
5.500%, 08/01/2049 to 11/01/2053	1,712	1,759
5.000%, 11/01/2049 to 08/01/2053	2,356	2,387
4.500%, 07/01/2033 to 01/01/2059	5,357	5,307
4.000%, 01/01/2037 to 06/01/2057	4,699	4,535
3.500%, 05/01/2037 to 05/01/2052	2,830	2,675
3.000%, 11/01/2034 to 09/01/2061	4,342	3,930
2.500%, 01/01/2032 to 04/01/2052	5,431	4,841
2.000%, 01/01/2042 to 03/01/2052	3,970	3,281
FNMA ARM
6.472%, RFUCCT1Y + 1.592%, 04/01/2047(A)	77	79
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	105	98
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	127	114
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	164
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	39	35
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA TBA
5.500%, 12/01/2035	$600	$607
5.000%, 12/15/2055	525	524
4.500%, 12/01/2035	625	612
4.000%, 12/15/2055	650	619
3.500%, 12/15/2055	1,625	1,503
3.000%, 12/15/2055	700	622
2.500%, 12/01/2042	4,050	3,445
2.000%, 12/15/2055	2,825	2,298
GNMA
5.500%, 11/20/2052 to 08/20/2053	1,211	1,232
5.000%, 11/20/2048 to 12/20/2052	574	578
4.500%, 01/15/2042 to 11/20/2054	2,168	2,146
4.000%, 08/15/2045 to 10/20/2052	965	926
3.500%, 04/20/2046 to 05/20/2052	1,416	1,313
3.000%, 09/20/2046 to 04/20/2052	281	256
2.500%, 09/20/2051	800	694
2.000%, 02/20/2052	591	493
GNMA CMO, Ser 2012-34, Cl SA, IO
1.976%, 03/20/2042(A)	50	5
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	226	189
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	71	63
GNMA CMO, Ser 2022-139, Cl AL
4.000%, 07/20/2051	100	93
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	80	68
GNMA CMO, Ser 2022-63, Cl LM
3.500%, 10/20/2050	100	86
GNMA TBA
5.500%, 12/01/2037	150	151
5.000%, 12/01/2039	1,025	1,024
4.500%, 12/15/2039	575	562
4.000%, 12/15/2055	375	356
3.500%, 12/15/2055	2,075	1,902
3.000%, 12/15/2055	75	68
2.500%, 12/15/2055	1,600	1,388
GNMA, Ser 2020-178, Cl IO, IO
1.422%, 10/16/2060(A)	1,069	104
		72,335
Non-Agency Mortgage-Backed Obligations — 8.9%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
5.152%, TSFR1M + 1.180%, 09/15/2034(A)(B)	250	248
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(B)(C)	390	392
Angel Oak Mortgage Trust, Ser 2022-3, Cl A3
4.116%, 01/25/2067(A)(B)	87	83

12	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2022-4, Cl A1
4.650%, 05/25/2067(B)(C)	$453	$451
ARES Trust, Ser 2025-IND3, Cl A
5.459%, TSFR1M + 1.500%, 04/15/2042(A)(B)	328	328
BANK 2025-BNK49, Ser BNK49, Cl A5
5.623%, 03/15/2058(A)	341	364
BANK, Ser 2017-BNK8, Cl XA, IO
0.841%, 11/15/2050(A)	1,318	13
BANK, Ser 2019-BNK21, Cl XA, IO
0.946%, 10/17/2052(A)	3,915	99
BANK5 Trust, Ser 2023-5YR2, Cl A3
6.656%, 07/15/2056(A)	733	773
BANK5 Trust, Ser 2024-5YR6, Cl C
7.199%, 05/15/2057(A)	100	105
Barclays Commercial Mortgage Trust, Ser 2019-C3, Cl A3
3.319%, 05/15/2052	569	555
BBCMS Mortgage Trust, Ser 2024-5C31, Cl A3
5.609%, 12/15/2057	495	518
BDS, Ser 2025-FL15, Cl C
6.109%, TSFR1M + 2.150%, 03/19/2043(A)(B)	230	230
Benchmark Mortgage Trust, Ser 2019-B13, Cl A4
2.952%, 08/15/2057	592	563
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	211	200
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	474	447
BOCA Commercial Mortgage Trust, Ser 2024-BOCA, Cl A
5.880%, TSFR1M + 1.921%, 08/15/2041(A)(B)	190	190
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	118	118
BX Commercial Mortgage Trust 2025-JDI, Ser JDI, Cl C
5.750%, TSFR1M + 1.750%, 11/15/2042(A)(B)	245	245
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.662%, 03/09/2044(A)(B)	230	218
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
4.774%, TSFR1M + 0.814%, 09/15/2036(A)(B)	278	278
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2023-XL3, Cl A
5.720%, TSFR1M + 1.761%, 12/09/2040(A)(B)	$336	$336
BX Commercial Mortgage Trust, Ser 2024-KING, Cl E
7.720%, TSFR1M + 3.688%, 05/15/2034(A)(B)	158	158
BX Commercial Mortgage Trust, Ser 2024-XL5, Cl A
5.351%, TSFR1M + 1.392%, 03/15/2041(A)(B)	364	364
BX Trust 2025-VOLT, Ser VOLT, Cl A
5.700%, TSFR1M + 1.700%, 12/15/2044(A)(B)	671	671
BX Trust, Ser 2024-BIO, Cl B
5.900%, TSFR1M + 1.941%, 02/15/2041(A)(B)	220	219
BX Trust, Ser 2025-VLT6, Cl A
5.402%, TSFR1M + 1.443%, 03/15/2042(A)(B)	329	328
CD Mortgage Trust, Ser 2017-CD5, Cl A4
3.431%, 08/15/2050	180	177
Chase Home Lending Mortgage Trust Series 2025-11, Ser 2025-11, Cl A4A
5.000%, 02/25/2056(A)(B)	642	641
Chase Home Lending Mortgage Trust, Ser 2024-10, Cl A4A
5.500%, 10/25/2055(A)(B)	298	299
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl XA, IO
0.944%, 12/15/2072(A)	967	28
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(B)(C)	218	220
Cross Mortgage Trust, Ser 2025-H4, Cl A2
5.778%, 06/25/2070(B)(C)	371	373
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	423	362
CSMC Trust, Ser 2022-NQM5, Cl A1
5.169%, 05/25/2067(A)(B)	146	146
CSMC Trust, Ser 2022-RPL4, Cl A1
3.904%, 04/25/2062(A)(B)	165	159
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	71	70
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.572%, SOFR30A + 1.500%, 10/25/2041(A)(B)	212	213
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
7.822%, SOFR30A + 3.750%, 02/25/2042(A)(B)	110	113

SEI Catholic Values Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
6.222%, SOFR30A + 2.150%, 09/25/2042(A)(B)	$25	$25
FHLMC STACR REMIC Trust, Ser 2024-DNA1, Cl M2
6.022%, SOFR30A + 1.950%, 02/25/2044(A)(B)	250	252
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl B
7.544%, 11/10/2039(A)(B)	160	164
GCAT Trust, Ser 2024-INV1, Cl 1A2
5.500%, 01/25/2054(A)(B)	148	149
GCAT Trust, Ser 2025-INV2, Cl A1
6.000%, 05/25/2055(A)(B)	401	407
GNMA
5.000%, 10/20/2053	629	631
GS Mortgage Backed Securities Trust, Ser 2025-PJ5, Cl A5
5.500%, 10/25/2055(A)(B)	277	279
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl AAB
1.662%, 12/12/2053	223	212
GS Mortgage-Backed Securities Trust 2025-PJ8, Ser 2025-PJ8, Cl A5
5.500%, 02/25/2056(A)(B)	557	561
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A8
5.500%, 11/25/2055(A)(B)	272	274
GS Mortgage-Backed Securities Trust, Ser 2025-PJ7, Cl A5
5.500%, 12/25/2055(A)(B)	286	288
HOMES Trust, Ser 2024-NQM2, Cl A1
5.717%, 10/25/2069(B)(C)	240	242
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.964%, 10/15/2050(A)	1,163	14
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(B)	51	45
JPMorgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	133	134
JPMorgan Mortgage Trust, Ser 2025-CCM1, Cl A4
5.500%, 06/25/2055(A)(B)	407	410
MF1, Ser 2025-FL17, Cl B
5.755%, TSFR1M + 1.792%, 02/18/2040(A)(B)	200	200
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	64	64
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust 2019-L3, Ser L3, Cl A3
2.874%, 11/15/2052	$643	$617
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	74	72
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	160	157
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	106	103
NJ Trust, Ser 2023-GSP, Cl A
6.481%, 01/06/2029(A)(B)	100	105
NYC Trust, Ser 2024-3ELV, Cl A
5.950%, TSFR1M + 1.991%, 08/15/2029(A)(B)	100	100
OBX Trust, Ser 2022-NQM1, Cl A2
3.001%, 11/25/2061(A)(B)	120	97
OBX Trust, Ser 2022-NQM6, Cl A1
4.700%, 07/25/2062(B)(C)	128	128
OBX Trust, Ser 2022-NQM7, Cl A1
5.110%, 08/25/2062(B)(C)	125	125
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(B)(C)	157	158
OBX Trust, Ser 2023-NQM7, Cl A1
6.844%, 04/25/2063(B)(C)	129	131
OBX Trust, Ser 2024-NQM3, Cl A3
6.433%, 12/25/2063(B)(C)	60	60
Pret, Ser 2025-NPL7, Cl A1
5.657%, 07/25/2055(B)(C)	105	106
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(B)	65	65
PRPM 2025-RCF3, Ser 2025-RCF3, Cl A2
5.250%, 07/25/2055(B)(C)	385	387
PRPM Trust, Ser 2024-NQM4, Cl A1
5.674%, 12/26/2069(B)(C)	331	333
PRPM, Ser 2024-RCF1, Cl A1
4.000%, 01/25/2054(B)(C)	398	394
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	153	154
Sequoia Mortgage Trust, Ser 2024-7, Cl A11
6.000%, 08/25/2054(A)(B)	97	97
Sequoia Mortgage Trust, Ser 2025-2, Cl A5
5.500%, 03/25/2055(A)(B)	278	280
Sequoia Mortgage Trust, Ser 2025-4, Cl A5
5.500%, 04/25/2055(A)(B)	269	270
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2A
3.659%, 01/05/2043(A)(B)	195	165
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(B)	250	218

14	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
SG Commercial Mortgage Securities Trust, Ser 2016-C5, Cl A3
2.779%, 10/10/2048	$170	$169
SLG Office Trust, Ser 2021-OVA, Cl C
2.851%, 07/15/2041(B)	400	356
SMRT, Ser 2022-MINI, Cl D
5.909%, TSFR1M + 1.950%, 01/15/2039(A)(B)	210	209
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	310	310
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
4.649%, TSFR1M + 0.694%, 07/25/2045(A)	432	419
Wells Fargo Commercial Mortgage Trust 2025-5C6, Ser 5C6, Cl A3
5.186%, 10/15/2058	486	502
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A4
3.525%, 12/15/2049	128	127
		22,060

Total Mortgage-Backed Securities
(Cost $95,158) ($ Thousands)		94,395

U.S. TREASURY OBLIGATIONS — 30.8%
U.S. Treasury Bonds
4.875%, 08/15/2045	731	754
4.750%, 08/15/2055	692	701
4.625%, 05/15/2044	390	391
4.625%, 11/15/2044	1,022	1,022
4.625%, 02/15/2055	592	587
4.625%, 11/15/2055	10,648	10,572
4.500%, 02/15/2044	1,002	990
4.375%, 08/15/2043	3,922	3,823
4.250%, 02/15/2054	969	902
4.250%, 08/15/2054	969	902
4.125%, 08/15/2053	404	368
3.875%, 05/15/2043	2,633	2,411
3.625%, 05/15/2053	3,227	2,689
3.375%, 08/15/2042	345	297
3.000%, 08/15/2052	1,758	1,299
2.375%, 02/15/2042	526	395
2.250%, 02/15/2052	116	73
2.000%, 08/15/2051	236	140
U.S. Treasury Inflation Indexed Bonds
0.125%, 01/15/2030	605	577
U.S. Treasury Notes
4.250%, 11/15/2034	41	42
4.250%, 05/15/2035	1,872	1,911
4.000%, 05/31/2030	4,434	4,510
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.000%, 11/15/2035	$4,846	$4,838
3.750%, 10/31/2032	2,475	2,469
3.750%, 11/30/2032	730	728
3.625%, 08/31/2030	1,538	1,539
3.625%, 10/31/2030	17,291	17,306
3.500%, 10/31/2027	8,794	8,792
3.500%, 10/15/2028	239	239
3.500%, 11/15/2028	2,535	2,536
3.500%, 11/30/2030	1,610	1,603
3.375%, 11/30/2027	1,315	1,312

Total U.S. Treasury Obligations
(Cost $76,760) ($ Thousands)		76,718

CORPORATE OBLIGATIONS — 23.5%

Communication Services — 2.3%
Altice Financing
9.625%, 07/15/2027 (B)	10	8
5.750%, 08/15/2029 (B)	24	16
5.000%, 01/15/2028 (B)	7	5
Altice France
9.500%, 11/01/2029 (B)(D)	2	2
6.500%, 04/15/2032 (B)(D)	3	3
AT&T
3.650%, 09/15/2059	109	74
3.500%, 06/01/2041	151	120
2.550%, 12/01/2033	339	291
2.300%, 06/01/2027	60	59
2.250%, 02/01/2032	50	44
CCO Holdings
4.750%, 02/01/2032 (B)	100	92
Charter Communications Operating
6.550%, 06/01/2034	110	116
6.484%, 10/23/2045	20	19
6.384%, 10/23/2035	413	427
5.375%, 04/01/2038	10	9
5.125%, 07/01/2049	10	8
4.400%, 04/01/2033	270	255
3.500%, 03/01/2042	10	7
Comcast
5.168%, 01/15/2037 (B)	188	188
4.250%, 10/15/2030	200	201
4.150%, 10/15/2028	40	40
3.400%, 04/01/2030	20	19
3.150%, 03/01/2026	20	20
2.887%, 11/01/2051	224	136
2.350%, 01/15/2027	260	255
Cox Communications
3.350%, 09/15/2026 (B)	231	229
CSC Holdings
4.500%, 11/15/2031 (B)	200	113

SEI Catholic Values Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EchoStar
10.750%, 11/30/2029	$17	$19
Fox
6.500%, 10/13/2033	50	55
Frontier Communications Holdings
8.625%, 03/15/2031 (B)	100	106
Meta Platforms
5.625%, 11/15/2055	315	314
5.600%, 05/15/2053	20	20
4.875%, 11/15/2035	105	106
4.600%, 11/15/2032	518	526
Scripps Escrow II
3.875%, 01/15/2029 (B)	8	7
Sinclair Television Group
8.125%, 02/15/2033 (B)	5	5
Sirius XM Radio
5.000%, 08/01/2027 (B)	56	56
Snap
6.875%, 03/01/2033 (B)	30	31
Sprint Spectrum
5.152%, 03/20/2028 (B)	167	169
Time Warner Cable
7.300%, 07/01/2038	90	96
6.550%, 05/01/2037	10	10
Time Warner Cable Enterprises
8.375%, 07/15/2033	50	58
T-Mobile USA
5.150%, 04/15/2034	40	41
3.875%, 04/15/2030	885	872
3.750%, 04/15/2027	10	10
3.400%, 10/15/2052	30	21
3.375%, 04/15/2029	20	19
2.875%, 02/15/2031	20	19
2.625%, 02/15/2029	40	38
2.550%, 02/15/2031	20	18
2.250%, 02/15/2026	10	10
Verizon Communications
4.780%, 02/15/2035	272	270
Vmed O2 UK Financing I
4.750%, 07/15/2031 (B)	27	25
Warnermedia Holdings
5.141%, 03/15/2052	2	2
5.050%, 03/15/2042	10	8
4.054%, 03/15/2029	20	19
Windstream Services
8.250%, 10/01/2031 (B)	10	10
Zayo Group Holdings
9.250%, 03/09/2030 (B)	42	38
		5,754
Consumer Discretionary — 1.8%
Amazon.com
4.950%, 12/05/2044	127	125
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.100%, 04/13/2062	$374	$296
3.875%, 08/22/2037	280	260
American Honda Finance
5.150%, 07/09/2032	346	357
Ashtead Capital
2.450%, 08/12/2031 (B)	529	473
BCPE Flavor Debt Merger Sub and BCPE Flavor Issuer
9.500%, 07/01/2032 (B)	15	15
CSC Holdings
11.750%, 01/31/2029 (B)	115	81
DISH Network
11.750%, 11/15/2027 (B)	33	35
Element Fleet Management
4.641%, 11/24/2030 (B)	259	260
Ferrellgas
9.250%, 01/15/2031 (B)	82	83
5.875%, 04/01/2029 (B)	32	30
General Motors Financial
2.400%, 10/15/2028	553	527
Getty Images
10.500%, 11/15/2030 (B)	25	26
Grand Canyon University
5.125%, 10/01/2028	15	15
Home Depot
3.300%, 04/15/2040	10	8
3.250%, 04/15/2032	50	47
2.700%, 04/15/2030	20	19
2.500%, 04/15/2027	30	30
1.375%, 03/15/2031	50	43
Lowe's
5.625%, 04/15/2053	245	242
5.000%, 04/15/2040	53	52
4.500%, 04/15/2030	20	20
3.700%, 04/15/2046	96	74
McDonald's MTN
4.700%, 12/09/2035	55	55
Michaels
5.250%, 05/01/2028 (B)	122	115
Rentokil Terminix Funding
5.000%, 04/28/2030 (B)	450	459
Starbucks
5.400%, 05/15/2035	30	31
Triton Container International
3.250%, 03/15/2032	422	381
Upbound Group
6.375%, 02/15/2029 (B)	25	24
Volkswagen Group of America Finance
5.800%, 03/27/2035 (B)	55	57
5.650%, 03/25/2032 (B)	145	151
Voyager Parent
9.250%, 07/01/2032 (B)	43	46

16	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VZ Secured Financing BV
5.000%, 01/15/2032 (B)	$60	$55
		4,492
Consumer Staples — 0.3%
Coca-Cola
3.375%, 03/25/2027	20	20
Constellation Brands
4.800%, 05/01/2030	160	163
4.350%, 05/09/2027	20	20
2.250%, 08/01/2031	170	151
Costco Wholesale
1.600%, 04/20/2030	40	36
1.375%, 06/20/2027	70	68
Energizer Holdings
6.000%, 09/15/2033 (B)	60	56
Kraft Heinz Foods
4.250%, 03/01/2031	10	10
Opal Bidco SAS
6.500%, 03/31/2032 (B)	25	26
Post Holdings
6.250%, 02/15/2032 (B)	100	103
Spectrum Brands
3.875%, 03/15/2031 (B)	60	49
		702
Energy — 1.8%
Blue Racer Midstream
7.250%, 07/15/2032 (B)	20	21
BP Capital Markets America
3.633%, 04/06/2030	20	20
3.588%, 04/14/2027	10	10
Cheniere Energy
4.625%, 10/15/2028	20	20
Cheniere Energy Partners
4.000%, 03/01/2031	10	10
3.250%, 01/31/2032	40	37
Chevron
2.954%, 05/16/2026	30	30
Chevron USA
3.850%, 01/15/2028	30	30
Columbia Pipelines Operating
6.544%, 11/15/2053 (B)	20	22
6.036%, 11/15/2033 (B)	435	467
5.439%, 02/15/2035 (B)	246	253
ConocoPhillips
5.550%, 03/15/2054	78	77
5.500%, 01/15/2055	124	121
Diamondback Energy
6.250%, 03/15/2033	214	232
5.550%, 04/01/2035	322	333
3.250%, 12/01/2026	10	10
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ecopetrol
4.625%, 11/02/2031	$120	$107
Energy Transfer
5.750%, 02/15/2033	169	179
5.550%, 05/15/2034	101	104
4.950%, 06/15/2028	20	20
EOG Resources
4.150%, 01/15/2026	50	50
Global Partners
8.250%, 01/15/2032 (B)	5	5
Gulfstream Natural Gas System
5.600%, 07/23/2035 (B)	592	610
Kinder Morgan
5.850%, 06/01/2035	103	109
5.200%, 03/01/2048	10	9
4.300%, 03/01/2028	80	81
Kodiak Gas Services
6.500%, 10/01/2033 (B)	55	56
MPLX
4.800%, 02/15/2029	80	81
Occidental Petroleum
3.200%, 08/15/2026	30	30
0.000%, 10/10/2036 (E)	665	400
ONEOK
6.625%, 09/01/2053	40	42
Phillips 66
3.550%, 10/01/2026	232	231
Pioneer Natural Resources
1.125%, 01/15/2026	10	10
Shell International Finance BV
2.875%, 05/10/2026	80	80
Sunoco
7.875%, H15T5Y + 4.230%(A)(B)(F)	80	81
Targa Resources
4.200%, 02/01/2033	40	38
Targa Resources Partners
5.500%, 03/01/2030	20	21
5.000%, 01/15/2028	10	10
4.875%, 02/01/2031	50	50
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	60	57
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	50	50
Transocean
8.750%, 02/15/2030 (B)	8	8
Transocean Titan Financing
8.375%, 02/01/2028 (B)	6	7
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (B)	60	53
Venture Global LNG
9.000%, H15T5Y + 5.440%(A)(B)(F)	67	57
8.125%, 06/01/2028 (B)	4	4
7.000%, 01/15/2030 (B)	60	59

SEI Catholic Values Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Venture Global Plaquemines LNG
6.750%, 01/15/2036 (B)	$27	$28
6.500%, 01/15/2034 (B)	4	4
Williams
7.500%, 01/15/2031	10	11
		4,435
Financials — 8.9%
Acrisure
7.500%, 11/06/2030 (B)	120	125
AIA Group MTN
5.375%, 04/05/2034 (B)	276	288
4.950%, 03/30/2035 (B)	237	241
Aircastle
5.000%, 09/15/2030 (B)	385	389
American Express
5.667%, SOFRRATE + 1.790%, 04/25/2036 (A)	55	59
4.918%, SOFRRATE + 1.220%, 07/20/2033 (A)	702	719
4.050%, 05/03/2029	50	50
American Tower Trust #1
5.490%, 03/15/2028 (B)	351	357
Aon North America
5.450%, 03/01/2034	110	115
Atlas Warehouse Lending
4.625%, 11/15/2028 (B)	401	402
Aviation Capital Group
4.800%, 10/24/2030 (B)	576	577
Bank of America
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	256	267
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	42	41
3.311%, SOFRRATE + 1.580%, 04/22/2042 (A)	467	374
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	90	82
Bank of America MTN
5.000%, 01/21/2044	20	20
4.948%, SOFRRATE + 2.040%, 07/22/2028 (A)	221	224
4.450%, 03/03/2026	10	10
4.376%, SOFRRATE + 1.580%, 04/27/2028 (A)	100	100
4.250%, 10/22/2026	50	50
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)	150	150
3.593%, TSFR3M + 1.632%, 07/21/2028 (A)	90	89
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	15	14
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of New York Mellon MTN
4.289%, SOFRRATE + 1.418%, 06/13/2033 (A)	$100	$99
Barclays
6.490%, SOFRRATE + 2.220%, 09/13/2029 (A)	582	616
Blackstone Holdings Finance
6.250%, 08/15/2042 (B)	118	126
5.000%, 06/15/2044 (B)	200	188
Brown & Brown
5.250%, 06/23/2032	360	369
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	240	272
6.312%, SOFRRATE + 2.640%, 06/08/2029 (A)	311	327
4.927%, SOFRRATE + 2.057%, 05/10/2028 (A)	42	42
CBRE Services
4.800%, 06/15/2030	66	67
Citibank
4.914%, 05/29/2030	90	93
Citigroup
4.658%, SOFRRATE + 1.887%, 05/24/2028 (A)	20	20
4.450%, 09/29/2027	70	71
4.412%, SOFRRATE + 3.914%, 03/31/2031 (A)	233	234
4.125%, 07/25/2028	90	90
3.785%, SOFRRATE + 1.939%, 03/17/2033 (A)	160	153
3.700%, 01/12/2026	100	100
Corebridge Global Funding
4.850%, 06/06/2030 (B)	566	575
FactSet Research Systems
3.450%, 03/01/2032	446	413
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	165	164
Fiserv
5.625%, 08/21/2033	120	124
5.450%, 03/15/2034	30	31
5.250%, 08/11/2035	135	135
GA Global Funding Trust
5.500%, 01/08/2029 (B)	521	537
Global Atlantic Finance
3.125%, 06/15/2031 (B)	289	260
Goldman Sachs Group
5.536%, SOFRRATE + 1.380%, 01/28/2036 (A)	10	10
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	125	127
Golub Capital BDC
7.050%, 12/05/2028	119	125

18	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 07/15/2029	$241	$246
Guardian Life Global Funding
4.798%, 04/28/2030 (B)	310	318
HSBC Holdings
5.130%, SOFRRATE + 1.290%, 03/03/2031 (A)	677	696
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (A)	300	326
JPMorgan Chase
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	213	229
4.565%, SOFRRATE + 1.750%, 06/14/2030 (A)	180	183
4.493%, TSFR3M + 3.790%, 03/24/2031 (A)	298	302
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	590	592
3.509%, TSFR3M + 1.207%, 01/23/2029 (A)	390	386
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	130	121
KKR
5.100%, 08/07/2035	511	510
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	203
KKR Group Finance VIII
3.500%, 08/25/2050 (B)	137	98
Liberty Mutual Group
4.569%, 02/01/2029 (B)	270	272
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (A)	534	560
Macquarie Group MTN
5.033%, TSFR3M + 2.012%, 01/15/2030 (A)(B)	280	286
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (B)	305	300
3.375%, 04/15/2050 (B)	144	99
Metropolitan Life Global Funding I MTN
3.300%, 03/21/2029 (B)	361	352
Moody's
3.250%, 05/20/2050	235	162
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	20	21
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	465	483
5.192%, SOFRRATE + 1.510%, 04/17/2031 (A)	257	266
Morgan Stanley MTN
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	384	375
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)		$180	$162
Morgan Stanley Private Bank
4.734%, SOFRRATE + 1.080%, 07/18/2031 (A)		90	92
4.204%, SOFRRATE + 0.780%, 11/17/2028 (A)		90	90
MSCI
5.250%, 09/01/2035		362	366
National Securities Clearing
5.000%, 05/30/2028 (B)		351	360
Peachtree Corners Funding Trust II
6.012%, 05/15/2035 (B)		255	269
PNC Financial Services Group
5.676%, SOFRRATE + 1.902%, 01/22/2035 (A)		247	261
5.582%, SOFRRATE + 1.841%, 06/12/2029 (A)		80	83
5.354%, SOFRRATE + 1.620%, 12/02/2028 (A)		470	482
Prudential Funding Asia
3.125%, 04/14/2030		123	118
SBA Tower Trust
2.593%, 10/15/2031 (B)		376	334
Shift4 Payments
6.750%, 08/15/2032 (B)		40	42
State Street
3.152%, SOFRRATE + 2.650%, 03/30/2031 (A)		80	77
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)		130	120
UBS Group
4.550%, 04/17/2026		250	251
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(B)		250	248
US Bancorp
5.678%, SOFRRATE + 1.860%, 01/23/2035 (A)		192	204
Visa
3.150%, 12/14/2025		60	60
2.050%, 04/15/2030		20	19
Vonovia
5.717%, 09/03/2035	AUD	90	58
Wells Fargo
5.211%, SOFRRATE + 1.380%, 12/03/2035 (A)		$35	36
5.150%, SOFRRATE + 1.500%, 04/23/2031 (A)		457	473
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)		40	42

SEI Catholic Values Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	$360	$381
		22,125
Health Care — 0.7%
Centene
2.500%, 03/01/2031	250	216
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (A)	65	68
6.750%, H15T5Y + 2.516%, 12/10/2054 (A)	40	42
5.125%, 07/20/2045	60	55
4.125%, 04/01/2040	5	4
3.625%, 04/01/2027	30	30
2.125%, 09/15/2031	30	26
1.875%, 02/28/2031	10	9
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	243	259
6.036%, 12/10/2028	85	86
5.926%, 01/10/2034 (B)	371	383
Elevance Health
5.200%, 02/15/2035	20	20
5.000%, 01/15/2036	195	195
4.550%, 05/15/2052	20	17
4.100%, 05/15/2032	100	98
3.650%, 12/01/2027	30	30
Humana
5.550%, 05/01/2035	155	159
2.150%, 02/03/2032	10	9
ModivCare
5.000%, 10/01/2029 (B)(D)	126	1
Molina Healthcare
6.250%, 01/15/2033 (B)	50	50
		1,757
Industrials — 2.3%
AerCap Ireland Capital DAC
4.375%, 11/15/2030	245	244
3.000%, 10/29/2028	417	404
2.450%, 10/29/2026	150	148
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	162	160
Air Lease
5.300%, 02/01/2028	40	41
American Airlines
8.500%, 05/15/2029 (B)	70	73
Burlington Northern Santa Fe
2.875%, 06/15/2052	30	19
Canadian National Railway
3.650%, 02/03/2048	151	117
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Pacific Railway
6.125%, 09/15/2115		$167	$170
CSX
3.800%, 04/15/2050		331	257
Delta Air Lines
4.750%, 10/20/2028 (B)		50	50
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028		119	114
Ferguson Finance
4.500%, 10/24/2028 (B)		394	398
3.250%, 06/02/2030 (B)		230	220
Genpact Luxembourg SARL
6.000%, 06/04/2029		289	302
1.750%, 04/10/2026		292	289
Icahn Enterprises
10.000%, 11/15/2029 (B)		171	172
9.750%, 01/15/2029		5	5
JB Hunt Transport Services
4.900%, 03/15/2030		319	326
JH North America Holdings
5.875%, 01/31/2031 (B)		60	61
Kedrion
6.500%, 09/01/2029 (B)		55	53
Norfolk Southern
4.837%, 10/01/2041		200	191
Pacific National Finance Pty MTN
3.700%, 09/24/2029	AUD	100	61
Paychex
5.350%, 04/15/2032		$105	109
Penske Truck Leasing LP
5.550%, 05/01/2028 (B)		542	558
Rollins
5.250%, 02/24/2035		155	159
Ryder System MTN
5.250%, 06/01/2028		355	365
SMBC Aviation Capital Finance DAC
5.700%, 07/25/2033 (B)		145	153
TransDigm
7.125%, 12/01/2031 (B)		20	21
6.625%, 03/01/2032 (B)		40	42
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026		359	359
Verisk Analytics
3.625%, 05/15/2050		142	104
VT Topco
8.500%, 08/15/2030 (B)		15	16
			5,761
Information Technology — 1.2%
Apple
3.850%, 08/04/2046		156	129

20	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AppLovin
5.950%, 12/01/2054	$110	$111
5.125%, 12/01/2029	240	245
Broadcom
5.200%, 07/15/2035	345	359
4.926%, 05/15/2037 (B)	20	20
Constellation Software
5.461%, 02/16/2034 (B)	182	185
Dell International
5.000%, 04/01/2030	160	164
4.500%, 02/15/2031	195	195
Foundry JV Holdco
5.500%, 01/25/2031 (B)	20	21
Intel
5.700%, 02/10/2053	25	24
3.734%, 12/08/2047	45	33
3.250%, 11/15/2049	85	56
2.000%, 08/12/2031	65	57
NVIDIA
2.850%, 04/01/2030	20	19
Oracle
5.950%, 09/26/2055	45	42
5.875%, 09/26/2045	60	57
5.375%, 09/27/2054	60	51
5.200%, 09/26/2035	430	421
4.800%, 09/26/2032	560	551
3.950%, 03/25/2051	266	185
3.600%, 04/01/2050	50	33
2.950%, 04/01/2030	20	19
2.875%, 03/25/2031	75	68
Sprint Capital
8.750%, 03/15/2032	10	12
Xerox
10.250%, 10/15/2030 (B)	40	41
		3,098
Materials — 0.7%
Amcor Flexibles North America
5.500%, 03/17/2035	315	327
Amrize Finance US
4.950%, 04/07/2030 (B)	460	472
Ball
3.125%, 09/15/2031	30	27
CRH America Finance
4.400%, 02/09/2031	506	507
Sonoco Products
5.000%, 09/01/2034	343	341
		1,674
Real Estate — 0.7%
American Tower
4.900%, 03/15/2030	110	113
2.900%, 01/15/2030	105	99
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
COPT Defense Properties
4.500%, 10/15/2030		$381	$379
Hudson Pacific Properties
3.950%, 11/01/2027		160	153
NNN REIT
4.600%, 02/15/2031		320	323
Realty Income
5.125%, 04/15/2035		70	72
Simon Property Group
1.750%, 02/01/2028		501	479
			1,618
Utilities — 2.8%
AEP Transmission
5.375%, 06/15/2035		55	57
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/2056 (A)		95	95
American Electric Power
6.050%, H15T5Y + 1.940%, 03/15/2056 (A)		130	130
5.800%, H15T5Y + 2.128%, 03/15/2056 (A)		50	50
American Transmission Systems
2.650%, 01/15/2032 (B)		30	27
Berkshire Hathaway Energy
4.450%, 01/15/2049		600	507
Boston Gas
5.843%, 01/10/2035 (B)		551	587
Brooklyn Union Gas
3.407%, 03/10/2026 (B)		250	249
CenterPoint Energy
5.950%, H15T5Y + 2.223%, 04/01/2056 (A)		100	101
Consolidated Edison of New York
3.950%, 04/01/2050		20	16
3.350%, 04/01/2030		20	19
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (A)		125	126
DTE Electric Securitization Funding I
2.640%, 12/01/2026		102	100
DTE Energy
4.875%, 06/01/2028		192	196
Duke Energy Carolinas
3.950%, 03/15/2048		98	79
Duke Energy Florida
3.200%, 01/15/2027		230	228
Duke Energy Ohio
3.650%, 02/01/2029		50	50
Electricite de France MTN
2.000%, 12/09/2049	EUR	100	69

SEI Catholic Values Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Entergy
6.100%, H15T5Y + 2.013%, 06/15/2056 (A)		$145	$146
Exelon
5.625%, 06/15/2035		60	63
5.100%, 06/15/2045		328	308
4.700%, 04/15/2050		69	60
FirstEnergy
4.850%, 07/15/2047		120	106
3.900%, 07/15/2027		90	90
1.600%, 01/15/2026		20	20
Interstate Power and Light
2.300%, 06/01/2030		295	271
NextEra Energy Capital Holdings
3.550%, 05/01/2027		292	290
NSTAR Electric
3.950%, 04/01/2030		230	228
Oncor Electric Delivery
5.350%, 04/01/2035 (B)		160	167
PG&E Wildfire Recovery Funding
4.722%, 06/01/2037		456	453
3.594%, 06/01/2030		244	242
Piedmont Natural Gas
3.640%, 11/01/2046		170	129
Public Service of Oklahoma
5.200%, 01/15/2035		160	163
Southern
3.750%, H15T5Y + 2.915%, 09/15/2051 (A)		120	118
Southern Gas Capital
4.950%, 09/15/2034		515	519
Suburban Propane Partners
5.000%, 06/01/2031 (B)		58	56
Suez MTN
2.875%, 05/24/2034	EUR	100	108
Veolia Environnement
2.500%(A)(F)		100	111
Virginia Power Fuel Securitization
4.877%, 05/01/2031		$389	399
WEC Energy Group
5.625%, H15T5Y + 1.905%, 05/15/2056 (A)		180	183
Yorkshire Water Finance MTN
6.375%, 11/18/2034	GBP	100	137
			7,053

Total Corporate Obligations
(Cost $59,404) ($ Thousands)			58,469

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 10.7%
Automotive — 0.8%
Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/2028 (B)	$409	$411
Enterprise Fleet Financing, Ser 2025-2, Cl A3
4.410%, 06/20/2029 (B)	365	369
Ford Credit Auto Owner Trust, Ser 2021-1, Cl A
1.370%, 10/17/2033 (B)	254	251
GMF Floorplan Owner Revolving Trust, Ser 2023-2, Cl A
5.340%, 06/15/2030 (B)	468	483
GMF Floorplan Owner Revolving Trust, Ser 2024-2A, Cl A
5.060%, 03/15/2031 (B)	537	555
		2,069
Mortgage Related Securities — 0.8%

CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
5.569%, TSFR1M + 2.364%, 10/25/2037 (A)(B)	76	78
COOPR Residential Mortgage Trust 2025-CES4, Ser 2025-CES4, Cl A2
5.248%, 11/25/2060 (B)(C)	250	251
FIGRE Trust, Ser 2025-HE3, Cl A
5.560%, 05/25/2055 (A)(B)	373	377
GS Mortgage Backed Securities Trust, Ser 2025-CES1, Cl A1A
5.568%, 05/25/2055 (B)(C)	233	235
RCKT Mortgage Trust, Ser 2024-CES6, Cl A1A
5.344%, 09/25/2044 (B)(C)	182	182
RCKT Mortgage Trust, Ser 2024-CES9, Cl A1A
5.582%, 12/25/2044 (B)(C)	252	254
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
4.489%, TSFR1M + 0.534%, 02/25/2037 (A)	76	75
Towd Point Mortgage Trust, Ser 2024-CES6, Cl A1
5.725%, 11/25/2064 (B)(C)	379	383
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-2, Cl M9
6.469%, TSFR1M + 2.514%, 12/25/2034 (A)	198	199
		2,034

22	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 9.1%
Aligned Data Centers Issuer, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (B)	$180	$176
AMMC CLO, Ser 2024-24A, Cl AR
5.084%, TSFR3M + 1.200%, 01/20/2035 (A)(B)	325	325
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (B)	236	235
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	410	407
AMSR Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (B)(C)	487	486
Apidos CLO, Ser 2024-XXXA, Cl A1AR
4.964%, TSFR3M + 1.080%, 10/18/2031 (A)(B)	96	96
Ares LXII CLO, Ser 2025-62A, Cl BR
5.358%, TSFR3M + 1.500%, 01/25/2034 (A)(B)	300	300
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
4.960%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	275	275
Bain Capital Credit CLO, Ser 2025-3A, Cl AR
4.925%, TSFR3M + 1.060%, 07/24/2034 (A)(B)	260	260
Barings CLO, Ser 2024-3A, Cl A1RR
5.024%, TSFR3M + 1.140%, 01/20/2036 (A)(B)	300	300
CIFC Funding, Ser 2023-3A, Cl A
5.484%, TSFR3M + 1.600%, 01/20/2037 (A)(B)	614	614
CIFC Funding, Ser 2024-1A, Cl A1R
5.278%, TSFR3M + 1.420%, 07/25/2037 (A)(B)	250	250
CIFC Funding, Ser 2025-4RA, Cl A1A2
4.872%, TSFR3M + 0.990%, 01/17/2035 (A)(B)	260	260
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (B)	160	161
Clover CLO, Ser 2025-3A, Cl AR
4.928%, TSFR3M + 1.070%, 01/25/2035 (A)(B)	300	300
Consolidated Communications, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (B)	110	112
CyrusOne Data Centers Issuer I, Ser 2025-1A, Cl A2
5.910%, 02/20/2050 (B)	160	163
Diamond Infrastructure Funding, Ser 2021-1A, Cl A
1.760%, 04/15/2049 (B)	285	276
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051 (B)	25	24
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (B)	$555	$529
Domino's Pizza Master Issuer, Ser 2025-1A, Cl A2II
5.217%, 07/25/2055 (B)	380	383
Dryden 68 CLO, Ser 2024-68A, Cl ARR
5.005%, TSFR3M + 1.100%, 07/15/2035 (A)(B)	250	250
Edgeconnex Data Centers Issuer, Ser 2024-1, Cl A2
6.000%, 07/27/2054 (B)	195	198
Elmwood CLO, Ser 2025-2A, Cl AR
5.244%, TSFR3M + 1.350%, 04/16/2036 (A)(B)	514	515
FirstKey Homes Trust, Ser 2021-SFR1, Cl F2
3.452%, 08/17/2038 (B)	280	276
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	254	248
Flatiron CLO, Ser 2025-1A, Cl AR2
5.032%, TSFR3M + 1.180%, 11/16/2034 (A)(B)	248	248
Flexential Issuer, Ser 2021-1A, Cl A2
3.250%, 11/27/2051 (B)	160	157
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046 (B)	275	257
Goldentree Loan Management US CLO, Ser 2024-11A, Cl AR
4.964%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	260	260
Goldentree Loan Management US CLO, Ser 2025-16A, Cl ARR
5.004%, TSFR3M + 1.120%, 01/20/2038 (A)(B)	445	444
Golub Capital Partners CLO, Ser 2025-53A, Cl AR
4.864%, TSFR3M + 0.980%, 07/20/2034 (A)(B)	335	335
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (B)	240	234
J.G. Wentworth XLII, Ser 2018-2A, Cl B
4.700%, 10/15/2077 (B)	131	120
J.G. Wentworth XXXIX, Ser 2017-2A, Cl B
5.090%, 09/17/2074 (B)	177	162
LCM, Ser 2024-37A, Cl A1R
4.965%, TSFR3M + 1.060%, 04/15/2034 (A)(B)	268	267
LCM, Ser 2024-39A, Cl A2R
5.505%, TSFR3M + 1.600%, 10/15/2034 (A)(B)	300	300
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (B)	165	157

SEI Catholic Values Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XXXVI, Ser 2025-36A, Cl B1RR
5.455%, TSFR3M + 1.550%, 04/15/2035 (A)(B)	$250	$250
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I, Ser 2025-1A, Cl BR
5.590%, TSFR3M + 1.700%, 10/25/2036 (A)(B)	300	300
OCP CLO 2025-45, Ser 2025-45A, Cl A
5.101%, TSFR3M + 1.230%, 10/15/2038 (A)(B)	387	386
OCP CLO, Ser 2024-10A, Cl AR3
5.168%, TSFR3M + 1.310%, 01/26/2038 (A)(B)	560	560
Octagon Investment Partners 40, Ser 2025-1A, Cl BRR
5.434%, TSFR3M + 1.550%, 01/20/2035 (A)(B)	290	290
Palmer Square CLO, Ser 2024-4A, Cl A1R
5.234%, TSFR3M + 1.350%, 10/20/2037 (A)(B)	284	284
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
5.175%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	3	3
PFS Financing, Ser 2025-D, Cl A
4.470%, 05/15/2030 (B)	321	324
Planet Fitness Master Issuer, Ser 2024-1A, Cl A2I
5.765%, 06/05/2054 (B)	490	497
Progress Residential Trust, Ser 2023-SFR2, Cl A
4.500%, 10/17/2040 (B)	527	529
Progress Residential Trust, Ser 2024-SFR5, Cl A
3.000%, 08/09/2029 (B)	1	1
Rockford Tower CLO, Ser 2025-1A, Cl A1RR
4.974%, TSFR3M + 1.090%, 01/20/2036 (A)(B)	315	314
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	466	457
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	269	275
SBA Small Business Investment, Ser 2024-10A, Cl 1
5.035%, 03/10/2034	506	516
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/2035	335	342
SBA Small Business Investment, Ser 2025-10B, Cl 1
4.532%, 09/10/2035	635	637
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
5.034%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	$250	$250
Slam, Ser 2024-1A, Cl A
5.335%, 09/15/2049 (B)	213	216
Subway Funding, Ser 2024-1A, Cl A2I
6.028%, 07/30/2054 (B)	320	323
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054 (B)	175	179
Switch ABS Issuer, Ser 2024-1A, Cl A2
6.280%, 03/25/2054 (B)	300	304
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/2055 (B)	70	69
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	424	396
Taco Bell Funding, Ser 2025-1A, Cl A2I
4.821%, 08/25/2055 (B)	451	452
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	282	280
Tricon American Homes Trust, Ser 2020-SFR2, Cl A
1.482%, 11/17/2039 (B)	201	191
Tricon Residential 2021-SFR1 Trust, Ser 2021-SFR1, Cl F
3.692%, 07/17/2038 (B)	360	356
Tricon Residential Trust, Ser 2024-SFR4, Cl A
4.300%, 11/17/2041 (B)	401	400
Trinitas CLO VI, Ser 2025-6A, Cl B1R4
5.508%, TSFR3M + 1.650%, 01/25/2034 (A)(B)	250	250
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	16	16
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	77	77
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	42	41
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	180	175
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	156	151
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	53	51
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	122	115

24	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	$128	$121
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	194	184
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	290	279
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	392	378
U.S. Small Business Administration, Ser 2024-25F, Cl 1
5.040%, 06/01/2049	389	398
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	135	134
Wendy’s Funding, Ser 2025-1A, Cl A2I
5.422%, 12/15/2055 (B)	393	395
		22,506

Total Asset-Backed Securities
(Cost $26,456) ($ Thousands)		26,609

MUNICIPAL BONDS — 0.7%
California — 0.1%
California State, Build America, GO
7.500%, 04/01/2034	280	330

Illinois — 0.2%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	365

Massachusetts — 0.1%
Massachusetts State, Educational Financing Authority, Ser A, RB
4.141%, 07/01/2027	285	285

New York — 0.3%
Empire State Development, Ser E, RB
5.770%, 03/15/2039	215	223
New York City Transitional Finance Authority, Ser A, RB
5.000%, 05/01/2054	180	186
New York City Transitional Finance Authority, Ser E, RB
5.000%, 11/01/2053	25	26
New York City, Ser H, GO
5.935%, 02/01/2055	110	118
New York State Thruway Authority, Ser B, RB
5.000%, 03/15/2059	30	31
Description	Face Amount (Thousands)		Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State Thruway Authority, Ser C, RB
5.000%, 03/15/2053		$105	$108
			692

Texas — 0.0%
Lamar Consolidated Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2058		55	57
Pasadena Independent School District, GO, PSF-GTD
4.250%, 02/15/2053		55	53
			110

Total Municipal Bonds
(Cost $1,833) ($ Thousands)			1,782

SOVEREIGN DEBT — 0.6%

Brazilian Government International Bond
4.750%, 01/14/2050		200	148
Colombia Government International Bond
5.625%, 02/26/2044		200	162
Electricite de France MTN
4.750%, 06/17/2044	EUR	100	116
Mexico Government International Bond
4.600%, 02/10/2048		$200	157
New South Wales Treasury
5.250%, 02/24/2038	AUD	420	272
Queensland Treasury
5.250%, 08/13/2038(B)		420	270
Romanian Government International Bond
6.625%, 05/16/2036		$152	157
5.750%, 03/24/2035		48	47
Treasury Corp of Victoria MTN
2.000%, 11/20/2037	AUD	175	80
Total Sovereign Debt
(Cost $1,546) ($ Thousands)			1,409

SEI Catholic Values Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Fixed Income Fund

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	10,444,717	$10,445
Total Cash Equivalent
(Cost $10,445) ($ Thousands)		10,445
Description	Market Value ($ Thousands)
PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $40) ($ Thousands)	$17

Total Investments in Securities — 108.5%
(Cost $271,642) ($ Thousands)	$269,844

A list of open over the counter swaptions contracts for the Fund at November 30, 2025, is as follows:

Description	Counterparty	Number of Contracts/Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaption	Goldman Sachs	$2,285,000	$3.81	02/21/2026	$–
Swaption	Goldman Sachs	2,285,000	3.81	03/21/2026	–
Swaption	Goldman Sachs	5,380,000	3.62	03/21/2026	2
Swaption	Goldman Sachs	5,380,000	3.64	02/21/2026	14
Swaption	Goldman Sachs	5,380,000	3.67	01/17/2026	1
Swaption	Goldman Sachs	2,285,000	3.81	01/17/2026	–
Total Purchased Swaptions		$22,995,000			$17

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	86	Mar-2026	$17,942	$17,962	$20
U.S. 5-Year Treasury Note	6	Mar-2026	656	659	3
			18,598	18,621	23
Short Contracts
Australian 10-Year Bond	(11)	Dec-2025	$(821)	$(806)	$22
Australian 3-Year Bond	(1)	Dec-2025	(70)	(70)	1
Euro-Bund 10-Year Bond	(3)	Dec-2025	(299)	(449)	(1)
Euro-Schatz	(1)	Dec-2025	(126)	(125)	–
Long Gilt 10-Year Bond	(1)	Mar-2026	(118)	(120)	(1)
U.S. Ultra Long Treasury Bond	(1)	Mar-2026	(120)	(121)	(1)
			(1,554)	(1,691)	20
			$17,044	$16,930	$43

26	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Catholic Values Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $248,668 ($ Thousands).

**	The rate reported is the 7-day effective yield as of November 30, 2025.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $54,995 ($ Thousands), representing 22.1% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(D)	Security is in default on interest payment.

(E)	Zero coupon security.

(F)	Perpetual security with no stated maturity date.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

IO — Interest Only — face amount represents notional amount

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-Year

Ser — Series

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRRATE — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

TBA — To Be Announced

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Months

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 2/28/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,366	$325,124	$(319,045)	$—	$—	$10,445	$442	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Catholic Values Trust	27